Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Employee Benefit Plans
Employee Benefit Plans

(11)              Employee Benefit Plans

Employee benefits charged to operating expenses are summarized in the table below for the years ended December 31, as indicated.

(in thousands)	2013	2012	2011
Payroll taxes	$1,106	$1,127	$1,098
Medical plans	1,915	1,772	1,676
401k match	309	298	291
Pension plan	1,173	1,224	907
Profit-sharing	118	58	0
Other	219	317	250
Total employee benefits	$4,840	$4,796	$4,222

The Company’s profit-sharing plan includes a matching 401k portion, in which the Company matches the first 3% of eligible employee contributions. The Company made annual contributions in an amount up to 6% of income before income taxes and before contributions to the profit-sharing and pension plans for all participants, limited to the maximum amount deductible for federal income tax purposes, for each of the periods shown. In addition, employees were able to make additional tax-deferred contributions.

Pension

The Company provides a noncontributory defined benefit pension plan for all full-time employees. An employer is required to recognize the funded status of a defined benefit postretirement plan as an asset or liability in its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. Under the Company’s funding policy for the defined benefit pension plan, contributions are made to a trust as necessary to provide for current service and for any unfunded accrued actuarial liabilities over a reasonable period. To the extent that these requirements are fully covered by assets in the trust, a contribution might not be made in a particular year. The Company has not made any contributions to the defined benefit plan for the current plan year. The minimum required contribution for the 2014 plan year is estimated to be $1.3 million. The Company has not determined whether it will make any contributions other than the minimum required funding contribution for 2014.

Obligations and Funded Status at December 31,

(in thousands)	2013	2012
Change in projected benefit obligation:
Balance, January 1	$15,342	$14,217
Service cost	1,174	1,168
Interest cost	646	667
Actuarial gain	(1,991)	(458)
Benefits paid	(319)	(252)
Balance, December 31	$14,852	$15,342

Change in plan assets:
Fair value, January 1	$11,707	$10,034
Actual return on plan assets	2,220	1,193
Employer contribution	0	766
Expenses paid	(76)	(34)
Benefits paid	(319)	(252)
Fair value, December 31	$13,532	$11,707
Funded status at end of year	$(1,320)	$(3,635)
Accumulated benefit obligation	$12,298	$12,564

Components of Net Pension Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income

The following items are components of net pension cost for the years ended December 31, as indicated:

(in thousands)	2013	2012	2011
Service cost—benefits earned during the year	$1,174	$1,168	$931
Interest costs on projected benefit obligations	646	667	604
Expected return on plan assets	(797)	(776)	(706)
Expected administrative expenses	40	40	0
Amortization of prior service cost	79	79	78
Amortization of unrecognized net loss	31	46	0
Net periodic pension expense	$1,173	$1,224	$907

Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income (loss) at December 31, 2013 and 2012 are shown below, including amounts recognized in other comprehensive income during the periods. All amounts are shown on a pre-tax basis.

(in thousands)	2013	2012
Prior service costs	$(522)	$(600)
Net accumulated actuarial net loss	1,560	(1,849)
Accumulated other comprehensive gain (loss)	1,038	(2,449)
Net periodic benefit cost in excess of cumulative employer contributions	(2,358)	(1,186)
Net amount recognized at December 31, balance sheet	$(1,320)	$(3,635)
Net gain arising during period	$3,378	$881
Prior service cost amortization	79	79
Amortization of net actuarial loss	31	46
Total recognized in other comprehensive income (loss)	$3,488	$1,006
Total recognized in net periodic pension cost and other comprehensive income (loss)	$(2,315)	$218

The estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost in 2014 is $79,000. During 2014, $30,000 is the estimated amount of actuarial loss subject to amortization into net periodic pension cost.

Assumptions utilized to determine benefit obligations as of December 31, 2013, 2012 and 2011 and to determine pension expense for the years then ended are as follows:

	2013	2012	2011
Determination of benefit obligation at year end:
Discount rate	5.00%	4.25%	4.75%
Annual rate of compensation increase	3.73%	3.61%	4.50%
Determination of pension expense for year ended:
Discount rate for the service cost	5.00%	4.75%	5.75%
Annual rate of compensation increase	3.73%	3.61%	4.50%
Expected long-term rate of return on plan assets	7.00%	7.00%	7.00%

The assumed overall expected long-term rate of return on pension plan assets used in calculating 2013 pension expense was 7.0%. Determination of the plan’s rate of return is based upon historical returns for equities and fixed income indexes. During the past five years, the Company’s plan assets have experienced the following annual returns: 19.1% in 2013, 11.4% in 2012, 0.1% in 2011, 12.4% in 2010, and 22.0% in 2009. The rate used in plan calculations may be adjusted by management for current trends in the economic environment. With a traditional investment mix of over half of the plan’s investments in equities, the actual return for any one plan year may fluctuate significantly with changes in the stock market. Due to a decrease in discount rates used in the actuarial calculation of plan income, the Company expects to incur $945,000 of expense in 2014 compared to $1.2 million in 2013.

Plan Assets

The investment policy of the pension plan is designed for growth in value while minimizing risk to the overall portfolio. The Company diversifies the assets through investments in domestic and international fixed income securities and domestic and international equity securities. The assets are readily marketable and can be sold to fund benefit payment obligations as they become payable. The Company’s long-term investment target mix for the plan is 70% equity securities and 30% fixed income. The Company regularly reviews its policies on the investment mix and may make changes depending on economic conditions and perceived investment mix.

The fair value of the Company’s pension plan assets at December 31, 2013 and 2012 by asset category were as follows:

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2013
Cash equivalents	$675	$675	$0	$0
Equity securities:
U.S. large-cap (a)	6,506	6,506	0	0
U.S. mid-cap (b)	820	820	0	0
U.S. small-cap (c)	1,151	1,151	0	0
International (d)	2,016	2,016	0	0
Real estate (e)	387	387	0	0
Commodities (f)	319	319	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	1,450	0	1,450	0
Corporate investment grade (g)	209	0	209	0
Corporate non-investment grade (g)	0	0	0	0
Total	$13,533	$11,874	$1,659	$0
December 31, 2012
Cash equivalents	$485	$485	$0	$0
Equity securities:
U.S. large-cap (a)	4,335	4,335	0	0
U.S. mid-cap (b)	575	575	0	0
U.S. small-cap (c)	635	635	0	0
International (d)	1,670	1,670	0	0
Real estate (e)	395	395	0	0
Commodities (f)	370	370	0	0
Fixed income securities:
U.S. gov’t agency obligations (g)	2,726	0	2,726	0
Corporate investment grade (g)	416	0	416	0
Corporate non-investment grade (g)	100	0	100	0
Total	$11,707	$8,465	$3,242	$0

(a) This category is comprised of low-cost equity index funds not actively managed that track the S&P 500.

(b) This category is comprised of low-cost equity index funds not actively managed that track the MSCI U.S. mid-cap 450.

(c) This category is comprised of actively managed mutual funds.

(d) 32% and 37% at December 31, 2013 and 2012, respectively, of this category is comprised of low-cost equity index funds not actively managed that track the MSCI EAFE.

(e) This category is comprised of low-cost real estate index exchange traded funds.

(f) This category is comprised of exchange traded funds investing in agricultural and energy commodities.

(g) This category is comprised of individual bonds.

The following future benefit payments are expected to be paid:

Year	Pension benefits
(in thousands)
2014	$438
2015	462
2016	483
2017	583
2018	609
2019 to 2023	4,184